Financial instruments and risk management - Capital management - Narrative (Details) £ in Millions	12 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio	2.6
Adjusted net borrowings	£ 15,914
Post-employment benefit liabilities before tax	373	£ 402
Adjusted EBITDA	£ 6,120
Minimum
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio	2.5
Maximum
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio	3.0